NON-RECOURSE BORROWINGS - Schedule of Current and Non-current property specific mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Current	$ 54,975	$ 41,828
Non-current	150,361	145,716
Total	$ 205,336	$ 187,544